Financial Instruments and Risk Management (Narratives) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [Line Items]
Hedging ratio	1:1
Hedged instruments amount	390,000,000
Us Dollar Ils [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Average interest discount on loan	5.50%	5.20%
Average interest discount on debenture	8.10%	7.00%
Euro U.s Dollar [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Average interest discount on loan	5.30%	4.90%